JANUS
100 FILLMORE STREET
DENVER, COLORADO 80206-4928
PH: 303-333-3863
www.janus.com


June 13, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

Re:      JANUS INVESTMENT FUND (the "Registrant")
         Janus Enterprise Fund
         Janus Mercury Fund
         Janus Special Situations Fund
         Janus Strategic Value Fund
         Janus Orion Fund
         Janus Fund 2
         Janus Growth and Income Fund
         Janus Balanced Fund
         Janus Equity Income Fund
         (collectively, the "Janus Equity Funds")
         1933 Act File No. 2-34393
         1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, this serves as notification of the existence of a Spanish language version of a supplement dated June 1, 2001 to the Janus Equity Funds' Prospectus dated February 16, 2001. A notification of the existence of a Spanish language version of the Janus Equity Funds' Prospectus dated February 16, 2001 was filed on May 17, 2001 (accession no. 0001035704-01-500099).

Pursuant to Rule 306 of Regulation S-T, we hereby represent that a fair and accurate English translation of the Janus Equity Funds' Spanish language supplement may be found in the Janus Equity Funds' 497(e) filing made on June 1, 2001 (accession no. 0000950134-01-502734). In accordance to Rule 306 of Regulation S-T, a paper copy of the Spanish language supplement otherwise required to be filed shall be provided to the Commission upon request.

If you have any questions regarding this filing, please call me at (303)
316-5724.


Very truly yours,


/s/Christine A. Scheel
Christine A. Scheel
Assistant Secretary
Janus Investment Fund

cc:      Kevin Rupert
         Kelley Howes
         Cindy Antonson
         Toller Miller